Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	4,704,000	2,827,104
Total Convertible Bonds (Cost $3,964,846)			2,827,104

Corporate Bonds & Notes 85.2%

Aerospace & Defense 1.4%
Bombardier, Inc.(a)
04/15/2027	7.875%	542,000	528,765
Moog, Inc.(a)
12/15/2027	4.250%	440,000	397,243
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	366,000	372,483
TransDigm, Inc.(a)
03/15/2026	6.250%	2,101,000	2,072,242
08/15/2028	6.750%	651,000	641,604
Total			4,012,337
Agencies 0.2%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	532,209
Airlines 2.3%
Air Canada(a)
08/15/2026	3.875%	718,000	651,874
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,754,219	2,693,279
04/20/2029	5.750%	959,753	892,349
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,067,027	960,334
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,381,117	1,370,823
Total			6,568,659
Automotive 2.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	306,000	296,612
04/01/2027	6.500%	44,000	41,773
Clarios Global LP(a)
05/15/2025	6.750%	700,000	694,656
Ford Motor Co.
02/12/2032	3.250%	573,000	440,684
01/15/2043	4.750%	340,000	248,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/01/2024	4.063%	400,000	387,072
06/16/2025	5.125%	414,000	400,790
11/13/2025	3.375%	728,000	675,270
08/17/2027	4.125%	689,000	627,538
11/04/2027	7.350%	483,000	492,728
02/16/2028	2.900%	410,000	348,455
05/12/2028	6.800%	303,000	302,565
02/10/2029	2.900%	657,000	539,561
06/10/2030	7.200%	525,000	527,729
11/13/2030	4.000%	473,000	394,255
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	155,000	143,118
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	581,261
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	757,712
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	344,191
Total			8,244,032
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	208,000	203,923
Subordinated
11/20/2025	5.750%	367,000	357,111
Total			561,034
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC(a)
03/01/2028	6.250%	29,000	27,095
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	986,000	993,122
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	632,371
NFP Corp.(a)
08/15/2028	4.875%	744,000	655,127
08/15/2028	6.875%	1,051,000	900,762
10/01/2030	7.500%	778,000	745,931
10/01/2031	8.500%	328,000	328,406
Total			4,282,814
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,259,000	1,115,895
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	481,433
08/01/2030	6.500%	324,000	314,303
2	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interface, Inc.(a)
12/01/2028	5.500%	119,000	102,123
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,022,000	883,827
12/01/2029	6.000%	686,000	578,670
White Cap Buyer LLC(a)
10/15/2028	6.875%	316,000	278,757
Total			3,755,008
Cable and Satellite 5.1%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	666,000	604,574
06/01/2029	5.375%	749,000	672,079
03/01/2030	4.750%	1,876,000	1,577,707
08/15/2030	4.500%	1,354,000	1,110,611
02/01/2032	4.750%	764,000	611,248
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	175,000	129,040
CSC Holdings LLC(a)
12/01/2030	4.625%	1,080,000	574,883
02/15/2031	3.375%	2,892,000	1,977,623
DISH DBS Corp.
06/01/2029	5.125%	1,822,000	1,006,475
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,841,000	1,395,210
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	542,260
08/01/2027	5.000%	299,000	273,090
07/15/2028	4.000%	380,000	324,370
07/01/2030	4.125%	1,100,000	880,708
Videotron Ltd.(a)
06/15/2029	3.625%	676,000	568,080
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,123,231
Ziggo BV(a)
01/15/2030	4.875%	1,572,000	1,281,871
Total			14,653,060
Chemicals 3.7%
Ashland LLC(a)
09/01/2031	3.375%	200,000	155,614
Avient Corp.(a)
08/01/2030	7.125%	528,000	518,669
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	422,993
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	596,605
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	571,300
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	957,676
HB Fuller Co.
10/15/2028	4.250%	596,000	525,271
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	574,271
Ingevity Corp.(a)
11/01/2028	3.875%	953,000	785,554
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	725,420
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	317,130
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	824,000	671,341
11/15/2028	9.750%	1,086,000	1,084,497
SPCM SA(a)
03/15/2027	3.125%	301,000	265,469
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	193,000	137,440
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,688,000	1,546,400
08/15/2029	5.625%	638,000	514,599
03/01/2031	7.375%	169,000	163,210
Total			10,533,459
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,018,000	1,724,813
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	739,282
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	142,000	141,649
03/15/2031	7.750%	167,000	169,524
Total			2,775,268
Consumer Cyclical Services 2.1%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	448,839
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,129,000	963,665
12/01/2028	6.125%	688,000	558,350
Match Group, Inc.(a)
06/01/2028	4.625%	511,000	458,389
02/15/2029	5.625%	276,000	254,610
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	454,000	440,853

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	650,980
08/15/2029	4.500%	2,543,000	2,277,009
Total			6,052,695
Consumer Products 1.4%
Acushnet Co.(a),(c)
10/15/2028	7.375%	128,000	129,026
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,207,000	1,162,375
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	651,230
Newell Brands, Inc.
09/15/2027	6.375%	218,000	207,906
09/15/2029	6.625%	308,000	294,221
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	312,047
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	530,000	407,797
02/01/2032	4.375%	175,000	132,172
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	694,000	627,116
07/15/2030	5.500%	248,000	225,631
Total			4,149,521
Diversified Manufacturing 1.8%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	365,868
01/01/2031	9.500%	125,000	132,951
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	544,000	525,033
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	860,387
06/30/2029	5.875%	333,000	268,010
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	467,120
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	236,293
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	742,113
06/15/2028	7.250%	1,417,000	1,426,737
Total			5,024,512
Electric 4.6%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,228,000	1,100,039
02/15/2031	3.750%	2,003,000	1,579,983
01/15/2032	3.750%	1,003,000	763,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
11/15/2031	7.375%	225,000	244,763
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	773,823
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	484,470
09/15/2027	4.500%	2,603,000	2,357,413
NRG Energy, Inc.
01/15/2028	5.750%	440,000	412,457
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,628,677
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	225,325
PG&E Corp.
07/01/2028	5.000%	260,000	235,433
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,207,000	1,095,456
01/15/2030	4.750%	828,000	706,796
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	618,635
07/31/2027	5.000%	277,000	254,709
10/15/2031	7.750%	670,000	660,065
Total			13,141,588
Environmental 1.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	100,122
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,195,000	1,146,171
08/01/2025	3.750%	633,000	601,014
12/15/2026	5.125%	405,000	385,760
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,251,000	1,169,771
Total			3,402,838
Finance Companies 1.9%
Navient Corp.
03/25/2024	6.125%	437,000	434,764
06/25/2025	6.750%	445,000	438,273
OneMain Finance Corp.
01/15/2029	9.000%	386,000	384,465
09/15/2030	4.000%	552,000	414,611
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	966,000	863,087
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	692,495
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,121,000	1,604,659

4	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	488,000	486,085
11/15/2029	5.375%	61,000	51,071
Total			5,369,510
Food and Beverage 2.8%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	651,382
06/15/2030	6.000%	504,000	477,543
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,462,000	2,383,299
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	169,976
Pilgrim’s Pride Corp.
04/15/2031	4.250%	379,000	316,463
03/01/2032	3.500%	167,000	129,276
Post Holdings, Inc.(a)
03/01/2027	5.750%	591,000	567,431
01/15/2028	5.625%	440,000	416,538
04/15/2030	4.625%	324,000	277,516
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	425,672
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,049,000	860,861
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	572,706
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	335,307
01/15/2032	7.250%	312,000	311,684
Total			7,895,654
Gaming 3.6%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	620,796
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	685,030
02/15/2030	7.000%	1,042,000	1,013,377
Churchill Downs, Inc.(a)
05/01/2031	6.750%	315,000	298,043
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,197,000	1,192,832
07/01/2025	6.250%	918,000	906,237
07/01/2027	8.125%	1,232,000	1,237,899
International Game Technology PLC(a)
02/15/2025	6.500%	200,000	199,290
04/15/2026	4.125%	339,000	318,521
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	141,000	139,396
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	852,489
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	845,000	729,211
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	362,825
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	480,000	477,666
06/15/2025	4.625%	400,000	386,563
12/01/2026	4.250%	561,000	522,612
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	363,000	356,135
Total			10,298,922
Health Care 5.4%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	169,280
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	128,662
04/15/2029	5.000%	729,000	655,686
AdaptHealth LLC(a)
03/01/2030	5.125%	838,000	651,348
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	696,603
11/01/2029	3.875%	1,334,000	1,141,123
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	819,000	674,475
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	223,649
03/15/2029	3.750%	249,000	214,091
03/15/2031	4.000%	291,000	246,071
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	654,000	348,420
05/15/2030	5.250%	1,703,000	1,297,524
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	268,092
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	265,085
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,953,000	1,688,325
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,162,679
Star Parent, Inc.(a)
10/01/2030	9.000%	244,000	246,574
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	42,000	41,753
04/15/2027	10.000%	348,000	352,023

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	693,000	636,745
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	199,520
Tenet Healthcare Corp.
02/01/2027	6.250%	1,061,000	1,026,261
11/01/2027	5.125%	1,522,000	1,415,909
10/01/2028	6.125%	704,000	660,690
01/15/2030	4.375%	148,000	127,476
06/15/2030	6.125%	446,000	418,960
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	620,000	533,247
Total			15,490,271
Home Construction 0.3%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	300,035
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	432,000	387,038
04/01/2029	4.750%	102,000	88,628
Total			775,701
Independent Energy 4.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	568,403
Callon Petroleum Co.(a)
06/15/2030	7.500%	417,000	404,318
CNX Resources Corp.(a)
03/14/2027	7.250%	71,000	70,050
01/15/2029	6.000%	342,000	319,051
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,884,000	1,773,750
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	233,595
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,813,797
02/01/2029	5.750%	418,000	378,119
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,114,904
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	326,346
Occidental Petroleum Corp.
09/01/2030	6.625%	709,000	718,358
01/01/2031	6.125%	515,000	507,522
09/15/2036	6.450%	701,000	688,432
Permian Resources Operating LLC(a)
01/15/2032	7.000%	715,000	705,304
SM Energy Co.
07/15/2028	6.500%	568,000	545,225
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	1,922,000	1,648,829
Total			11,816,003
Leisure 2.8%
Carnival Corp.(a)
03/01/2026	7.625%	481,000	467,815
03/01/2027	5.750%	487,000	440,512
08/15/2029	7.000%	520,000	513,080
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	842,000	902,497
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	464,000	454,658
Cinemark USA, Inc.(a)
03/15/2026	5.875%	827,000	797,527
07/15/2028	5.250%	24,000	21,309
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	272,055
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	404,604
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	350,000	369,439
08/31/2026	5.500%	410,000	386,913
07/15/2027	5.375%	180,000	166,328
01/15/2029	9.250%	145,000	152,892
01/15/2030	7.250%	1,487,000	1,473,869
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	614,000	576,914
Viking Cruises Ltd.(a)
07/15/2031	9.125%	585,000	585,952
Total			7,986,364
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	140,000	135,097
Media and Entertainment 3.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	835,000	666,652
09/15/2028	9.000%	506,000	501,554
06/01/2029	7.500%	135,000	103,338
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,388,000	1,233,786
iHeartCommunications, Inc.
05/01/2026	6.375%	701,000	604,641
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	2,051,000	1,626,474

6	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	745,000	659,045
01/15/2029	4.250%	278,000	220,234
03/15/2030	4.625%	877,000	689,888
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,327,000	1,111,038
Roblox Corp.(a)
05/01/2030	3.875%	1,266,000	1,016,795
Univision Communications, Inc.(a)
08/15/2028	8.000%	191,000	184,099
06/30/2030	7.375%	573,000	523,956
Total			9,141,500
Metals and Mining 2.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	186,867
10/01/2031	5.125%	886,000	763,735
Constellium NV(a)
02/15/2026	5.875%	438,000	427,308
Constellium SE(a)
06/15/2028	5.625%	303,000	285,191
04/15/2029	3.750%	2,594,000	2,172,669
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	595,000	554,889
04/01/2029	6.125%	2,376,000	2,194,580
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	325,000	256,083
Novelis Corp.(a)
11/15/2026	3.250%	421,000	375,674
01/30/2030	4.750%	1,043,000	903,597
08/15/2031	3.875%	267,000	212,987
Total			8,333,580
Midstream 4.5%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	544,808
DCP Midstream Operating LP
04/01/2044	5.600%	624,000	547,512
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	867,202
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	165,826
07/15/2028	5.500%	720,000	675,338
07/15/2048	6.500%	552,000	483,105
EQM Midstream Partners LP(a)
07/01/2025	6.000%	448,000	440,956
06/01/2027	7.500%	226,000	225,265
07/01/2027	6.500%	503,000	491,396
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	659,000	647,081
02/01/2028	5.000%	861,000	793,049
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,202,840
06/01/2026	6.000%	1,107,000	1,075,541
04/28/2027	5.625%	124,000	118,099
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,057,454
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	758,790
08/15/2031	4.125%	1,415,000	1,161,373
11/01/2033	3.875%	2,256,000	1,751,507
Total			13,007,142
Oil Field Services 0.8%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	247,000	237,899
01/15/2028	7.500%	452,000	417,327
Nabors Industries, Inc.(a)
05/15/2027	7.375%	305,000	295,849
Transocean Aquila Ltd.(a),(c)
09/30/2028	8.000%	475,000	475,002
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	801,000	814,625
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,000	986
Total			2,241,688
Other REIT 1.5%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	869,000	730,368
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	168,367
02/01/2027	4.250%	2,141,000	1,872,125
06/15/2029	4.750%	322,000	260,522
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	425,999
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	164,547
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	312,875
Service Properties Trust
03/15/2024	4.650%	326,000	320,878
10/01/2024	4.350%	152,000	145,848
Total			4,401,529

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	599,000	575,272
09/01/2029	4.000%	1,314,000	1,027,986
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	358,952
08/15/2026	4.125%	641,000	585,669
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	767,277
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	581,862
08/15/2027	8.500%	530,000	485,372
Total			4,382,390
Pharmaceuticals 1.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	83,176
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	574,000	359,314
06/01/2028	4.875%	871,000	495,667
09/30/2028	11.000%	151,000	102,229
10/15/2030	14.000%	30,000	17,794
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	478,000	408,616
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	317,472
Organon Finance 1 LLC(a)
04/30/2028	4.125%	303,000	263,624
04/30/2031	5.125%	951,000	762,634
Total			2,810,526
Property & Casualty 3.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	567,000	507,800
10/15/2027	6.750%	1,234,000	1,150,082
04/15/2028	6.750%	1,213,000	1,170,020
11/01/2029	5.875%	471,000	408,957
AssuredPartners, Inc.(a)
08/15/2025	7.000%	740,000	730,806
01/15/2029	5.625%	461,000	398,163
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	896,000	790,295
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	182,816
HUB International, Ltd.(a)
06/15/2030	7.250%	2,371,000	2,359,677
MGIC Investment Corp.
08/15/2028	5.250%	101,000	94,051
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
03/15/2025	6.625%	40,000	39,767
03/15/2027	4.875%	235,000	219,624
USI, Inc.(a)
05/01/2025	6.875%	738,000	732,307
Total			8,784,365
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	546,848
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	110,255
01/15/2030	6.750%	160,000	130,365
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	649,929
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	599,189
Total			2,036,586
Retailers 1.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	172,528
02/15/2032	5.000%	201,000	166,616
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	381,503
Hanesbrands, Inc.(a)
05/15/2026	4.875%	140,000	128,601
02/15/2031	9.000%	288,000	273,979
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	207,672
10/01/2030	6.625%	719,000	673,371
L Brands, Inc.
06/15/2029	7.500%	145,000	142,951
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	814,000	688,983
08/01/2031	8.250%	375,000	364,925
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	268,589
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	992,000	869,390
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	852,000	631,437
Total			4,970,545
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	6.500%	415,000	409,987

8	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	169,382
Total			579,369
Technology 8.8%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,480,000	1,333,194
Block, Inc.
06/01/2031	3.500%	318,000	249,916
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	211,070
03/01/2026	9.125%	129,000	128,701
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	463,622
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	115,000	114,921
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	307,000	297,557
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	703,215
07/01/2029	4.875%	963,000	820,736
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	904,000	787,809
CommScope Technologies LLC(a)
06/15/2025	6.000%	300,000	285,721
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	628,000	526,024
Entegris Escrow Corp.(a)
04/15/2029	4.750%	701,000	629,671
06/15/2030	5.950%	787,000	727,793
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	581,190
06/15/2029	3.625%	304,000	260,488
GTCR W-2 Merger Sub LLC(a),(c)
01/15/2031	7.500%	1,278,000	1,279,617
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	709,060
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	661,623
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	798,000	694,389
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	841,181
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,684,000	922,756
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,021,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	920,821
NCR Corp.(a)
10/01/2028	5.000%	716,000	641,035
04/15/2029	5.125%	1,761,000	1,552,983
10/01/2030	5.250%	46,000	39,620
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	952,000	862,806
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,443,000	1,268,652
PTC, Inc.(a)
02/15/2028	4.000%	74,000	66,303
Seagate HDD Cayman(a)
12/15/2029	8.250%	311,000	318,961
07/15/2031	8.500%	346,000	354,590
Sensata Technologies BV(a)
09/01/2030	5.875%	503,000	468,788
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,109,664
Synaptics, Inc.(a)
06/15/2029	4.000%	635,000	527,124
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	336,522
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,020,085
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,355,727
Total			25,095,250
Wireless 2.2%
Altice France Holding SA(a)
02/15/2028	6.000%	687,000	339,060
Altice France SA(a)
02/01/2027	8.125%	597,000	526,479
07/15/2029	5.125%	1,760,000	1,251,244
SBA Communications Corp.
02/01/2029	3.125%	785,000	654,985
Sprint Capital Corp.
11/15/2028	6.875%	1,336,000	1,379,572
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,225,436
07/15/2031	4.750%	1,182,000	956,681
Total			6,333,457
Wirelines 1.5%
CenturyLink, Inc.(a)
02/15/2027	4.000%	330,000	212,744

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	566,685
03/15/2031	8.625%	613,000	575,343
Iliad Holding SAS(a)
10/15/2026	6.500%	1,931,000	1,811,973
10/15/2028	7.000%	1,173,000	1,066,724
Total			4,233,469
Total Corporate Bonds & Notes (Cost $266,558,619)			243,807,952

Foreign Government Obligations(d) 0.7%

Canada 0.7%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	444,000	419,568
06/01/2027	5.250%	1,514,000	1,313,416
05/15/2029	4.250%	225,000	175,319
Total			1,908,303
Total Foreign Government Obligations (Cost $2,138,052)			1,908,303

Senior Loans 3.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.181%	1,118,332	1,073,364
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.181%	752,935	510,113
Total			1,583,477
Health Care 0.2%
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 08/31/2026	9.074%	573,536	573,760
Media and Entertainment 1.2%
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.323%	3,531,365	3,510,177
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
PetSmart LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.166%	270,000	268,891
Technology 1.1%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 09/18/2026	9.890%	380,360	381,139
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	758,826	722,425
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.166%	348,000	295,654
DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.316%	478,000	445,338
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	344,927	343,672
3-month Term SOFR + 3.750% 05/04/2026	9.219%	421,575	420,787
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	677,000	675,307
Total			3,284,322
Total Senior Loans (Cost $9,450,033)			9,220,627

10	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2023 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(g),(h)	7,377,027	7,374,814
Total Money Market Funds (Cost $7,374,365)		7,374,814
Total Investments in Securities (Cost: $289,485,915)		265,138,800
Other Assets & Liabilities, Net		20,875,745
Net Assets		286,014,545
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $211,109,910, which represents 73.81% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	8,808,317	36,727,612	(38,160,694)	(421)	7,374,814	(392)	346,207	7,377,027
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7010_12_B01_(11/23)